Equity method investment	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity method investment	Equity method investment
In August 2024, we acquired 12,000 shares in 2020 Bulkers Management AS (“2020 Bulkers Management”) for a total consideration of $0.3 million (NOK3.2 million). The acquired shares represent 40% of the issued shares of 2020 Bulkers Management. As the Company has the ability to exercise significant influence, we have accounted for our investment in 2020 Bulkers Management as an equity method investment.

The table below sets forth the carrying value of our equity method investment:

(in millions of $)	2025	2024
As of January 1	0.3	—
Additions	—	0.3
Share options expense to employees of acquiree (1)	0.1	—
Equity in net income (loss) (2)	—	—
As of December 31	0.4	0.3

(1) This pertains to 40% of the share options granted by the Company to employees of 2020 Bulkers Management.

(2) Equity in net income (loss) from equity method investment for the years ended December 31, 2025 and 2024 amounted to $7,000 and ($11,000), respectively.